ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 9 – ACCOUNTS RECEIVABLE, NET

	12/31/2023					12/31/2022
		Overdue	Overdue	Renegotiated
	Due	up to 90 days	90+ days	Credits	Total	Total
Current
Supply/Power Supply	2,705,302	477,617	900,401	59,792	4,143,112	3,568,103
Short Term Electric Power - CCEE	255,878	315,171	11,537	—	582,586	336,614
Use of the Electric Grid	1,677,256	150,290	279,539	—	2,107,085	1,581,756
PROINFA	—	—	—	—	—	462,608
Renegotiated Agreements	433,508	118,763	736,953	—	1,289,224	987,917
(-) ECL	(667,894)	(414,527)	(1,817,991)	(11,113)	(2,911,525)	(2,142,074)
	4,875,267	698,060	288,039	48,679	5,210,482	4,794,924
Non-current
Supply/Power Supply	—	—	9,548	1,191,868	1,201,416	1,573,358
Short Term Electric Power - CCEE	—	—	280,138	—	280,138	280,138
Use of the Electric Grid	—	—	4,348	—	4,348	4,348
(-) ECL	—	—	(294,034)	(542,422)	(836,456)	(1,154,789)
	—	—	—	649,446	649,446	703,055

	4,875,267	698,060	288,039	698,125	5,859,928	5,497,979

9.1 Supply/Power Supply

Credits receivable from the sale of energy in the Regulated Contracting Environment and the Free Contracting Environment.

9.2 Short-term Electricity - CCEE

Credits receivable arising from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption actually verified and attributed to the respective agents of the chamber of energy - CCEE.

9.3 Use of Power Grid

Credits receivable arising from the use of the transmission network by users connected to the network.

9.4 Estimated Credit Loss for Doubtful Accounts - ECL

The changes in the years ended December 31, 2023 and 2022 are as follows:

	2023	2022	2021
Opening balance as of January 1	3,296,863	1,668,710	2,635,209
(+) Constitution	648,170	1,891,966	619,232
(-) Reversal	(181,572)	(217,633)	(738,732)
(-) Write-off	(15,480)	(46,180)	(855,403)
Transfers	—	—	8,404
Final balance on December 31	3,747,981	3,296,863	1,668,710

Of the total amount of estimated loss recorded to December 2023, R$2,644,259 corresponds to receivables from Amazonas Energia, with R$1,716,471 referring to the default of the 4 debt confession instruments, signed with Eletronorte, that were 100% provisioned in the financial year ended 2022. The provision reflect the risk observed due to the maintenance of default of those instruments.

The constitution and reversal of ECL were recorded and presented in the profit and loss asnet operating expenses. See note 35.1.

Accounting Policy

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

Estimates and critical judgments

The Company measures the expected credit losses from accounts receivable from clients, adopting a simplified approach to the recognition of expected credit losses, using a calculation matrix based on the historical relationship of the counterparties with the Company and the guarantees. In summary, in contracts that do not have guarantees, it is verified, in the maximum scenario of two years, the percentage ratio, per customer, between the billing and the history of receipts, being the percentage calculated applied in the outstanding balance of accounts receivable from the customer and recorded as expected loss.

Additionally, for customers with renegotiated balances, the Company, based on individual analysis of the customer, evaluates the risk of default of these credits, and may record in expected losses 100% of the outstanding balance, if the risk of default is considered high. The analysis of individual customer credit, for these cases, mainly considers the customer’s history, the amount involved, the research in credit protection entities and the customer’s equity situation.